Tangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balances at 1 January 2020	27,108	24,454	1,450	53,012	5,686	—	—	5,686
Additions / disposals (net) due to change in the scope of consolidation	(16)	1,082	7	1,073	(37)	—	—	(37)
Additions / disposals (net)	827	512	(29)	1,310	(1,339)	—	—	(1,339)
Transfers, exchange differences and other items	(3,023)	(1,844)	32	(4,835)	(362)	—	—	(362)
Balance at 31 December 2020	24,896	24,204	1,460	50,560	3,948	—	—	3,948
Additions / disposals (net) due to change in the scope of consolidation	66	(257)	—	(191)	1	—	—	1
Additions / disposals (net)	781	(1,076)	(64)	(359)	96A	—	—	96
Transfers, exchange differences and other items	(214)	1,552	141	1,479	384	—	—	384
Balance at 31 December 2021	25,529	24,423	1,537	51,489	4,429	—	—	4,429
Additions / disposals (net) due to change in the scope of consolidation	14	89	—	103	1	—	—	1
Additions / disposals (net)	604	(822)	(64)	(282)	109A	—	—	109
Transfers, exchange differences and other items	423	1,476	107	2,006	153	—	—	153
Balance at 31 December 2022	26,570	25,166	1,580	53,316	4,692	—	—	4,692

Accumulated depreciation
Balances at 1 January 2020	(11,974)	(5,210)	(144)	(17,328)	(765)	—	—	(765)
Disposals due to change in the scope of consolidation	(40)	—	—	(40)	(3)	—	—	(3)
Disposals	527	2,387	11	2,925	167	—	—	167
Charge for the year	(1,906)	—	(8)	(1,914)	(706)	—	—	(706)
Transfers, exchange differences and other items	1,850	(2,762)	8	(904)	90	—	—	90
Balance at 31 December 2020	(11,543)	(5,585)	(133)	(17,261)	(1,217)	—	—	(1,217)
Disposals due to change in the scope of consolidation	(1)	40	—	39	—	—	—	—
Disposals	733	3,390	3	4,126	44	—	—	44
Charge for the year	(1,733)	—	(10)	(1,743)	(612)	—	—	(612)
Transfers, exchange differences and other items	529	(3,083)	(9)	(2,563)	(4)	—	—	(4)
Balance at 31 December 2021	(12,015)	(5,238)	(149)	(17,402)	(1,789)	—	—	(1,789)
Disposals due to change in the scope of consolidation	(7)	(30)	4	(33)	—	—	—	—
Disposals	1,065	2,882	16	3,963	164	—	—	164
Charge for the year	(1,821)	—	(13)	(1,834)	(636)	—	—	(636)
Transfers, exchange differences and other items	(114)	(3,192)	(30)	(3,336)	(4)	—	—	(4)
Balance at 31 December 2022	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balances at 1 January 2020	(93)	(23)	(333)	(449)	—	—	—	—
Impairment charge for the year	(104)	(70)	(11)	(185)	(4)	—	—	(4)
Releases	4	2	5	11	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	20	—	3	23	—	—	—	—
Exchange differences and other	33	31	(28)	36	(6)	—	—	(6)
Balance at 31 December 2020	(140)	(60)	(364)	(564)	(9)	—	—	(9)
Impairment charge for the year	(144)	(17)	(8)	(169)	(13)	—	—	(13)
Releases	10	4	5	19	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	61	—	3	64	7	—	—	7
Exchange differences and other	(42)	(29)	(44)	(115)	(1)	—	—	(1)
Balance at 31 December 2021	(255)	(102)	(408)	(765)	(15)	—	—	(15)
Impairment charge for the year	(95)	(33)	(29)	(157)	(2)	—	—	(2)
Releases	12	1	4	17	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	34	76	9	119	13			13
Exchange differences and other	115	25	45	185	(11)	—	—	(11)
Balance at 31 December 2022	(189)	(33)	(379)	(601)	(14)	—	—	(14)

Tangible assets, net
Balances at 31 December 2020	13,213	18,559	963	32,735	2,722	—	—	2,722
Balances at 31 December 2021	13,259	19,083	979	33,321	2,625	—	—	2,625
Balances at 31 December 2022	13,489	19,555	1,029	34,073	2,413	0	0	2,413

Disclosure of detailed information about property, plant and equipment
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	13,081	(3,215)	(133)	9,733	2,716
IT equipment and fixtures	5,562	(4,416)	—	1,146	1
Furniture and vehicles	6,085	(3,854)	—	2,231	5
Construction in progress and other items	168	(58)	(7)	103	—
Balances at 31 December 2020	24,896	(11,543)	(140)	13,213	2,722

Land and buildings	13,855	(3,675)	(240)	9,940	2,570
IT equipment and fixtures	5,543	(4,335)	—	1,208	42
Furniture and vehicles	5,982	(3,954)	—	2,028	12
Construction in progress and other items	149	(51)	(15)	83	—
Balances at 31 December 2021	25,529	(12,015)	(255)	13,259	2,625

Land and buildings	14,623	(4,467)	(175)	9,981	2,349
IT equipment and fixtures	5,285	(3,984)	—	1,301	53
Furniture and vehicles	6,445	(4,389)	—	2,056	11
Construction in progress and other items	217	(52)	(14)	151	—
Balances at 31 December 2022	26,570	(12,892)	(189)	13,489	2,413

Disclosure of maturity analysis of operating lease payments
In addition, the maturity analysis of the undiscounted payments for assets leased out under operating leases from Santander US Auto is as follows:

EUR million
2022
Maturity Analysis
2023	2,811
2024	5,243
2025	4,762
2026	1,171